Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

In May 2013, the Company completed a private placement of $300.0 million aggregate principal amount of 7.375% Senior Secured Notes Due 2020 (the “Original Senior Secured Notes”). The Original Senior Secured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by each of the Company's existing and future domestic subsidiaries other than certain excluded future subsidiaries (the “Guarantor Subsidiaries”). Pursuant to a registration rights agreement, the Company is required to register an identical series of notes (the “Exchange Senior Secured Notes”) with the SEC and to offer to exchange those registered Exchange Senior Secured Notes for the Original Senior Secured Notes. The Exchange Senior Secured Notes will also be guaranteed by the Guarantor Subsidiaries. In connection with the registration of the Exchange Senior Notes and related guarantees, the Company will be required to provide the financial information in respect of those notes set forth under Rule 3-10 of Regulation S-X, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered” (“Rule 3-10”).

In May 2013, the Company also entered into a supplemental indenture governing the Company's 8.875% Senior Notes due 2019 to add the Company's subsidiary ITC^DeltaCom, Inc. and its subsidiaries as guarantors under the indenture governing these Senior Notes. ITC^DeltaCom, Inc. and its subsidiaries were the only Company subsidiaries that did not previously guarantee the Senior Notes. Accordingly, the Company's Senior Notes are now fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by the Guarantor Subsidiaries, including ITC^DeltaCom, Inc. and its subsidiaries.

The accompanying condensed consolidating financial information has been prepared and presented pursuant to Rule 3-10. The Parent column represents EarthLink's stand-alone results and its investment in all of its subsidiaries presented using the equity method of accounting. The Guarantor Subsidiaries are presented in a separate column and represent all the Guarantor Subsidiaries on a combined basis. Intercompany eliminations and consolidations are shown in a separate column. Included in this column are: 1) amounts for impairment of goodwill recognized at a consolidated level that are not required or permitted in the separate stand-alone financial statements of the subsidiaries; 2) amounts for income taxes recognized at a consolidated level that are not required or permitted in the separate stand-alone financial statements of the subsidiaries, including the determination of the need for a valuation allowance; and 3) intercompany revenue and cost of revenue eliminations. Certain amounts in the prior period condensed consolidating balance sheet have been revised to conform with the current period presentation. The condensed consolidating financial information is presented in the following tables (in thousands):
Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,932	8,788	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,218	(112,419)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	71,656	110,935	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	655,951	—	(655,951)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,023,440	$1,233,405	$(657,435)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,508	—	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,452	(121,207)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	30,145	—	33,284
Total liabilities	343,860	657,953	(121,207)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	888,677	(888,677)	2,057,974
Accumulated deficit	(645,372)	(313,225)	352,449	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	679,580	575,452	(536,228)	718,804
Total liabilities and stockholders’ equity	$1,023,440	$1,233,405	$(657,435)	$1,599,410
Condensed Consolidating Balance Sheet
As of December 31, 2011

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$148,363	$63,420	$—	$211,783
Marketable securities	28,606	—	—	28,606
Restricted cash	—	1,781	—	1,781
Accounts receivable, net	12,622	102,135	—	114,757
Prepaid expenses	3,974	9,189	—	13,163
Deferred income taxes, net	7,286	12,906	18,245	38,437
Due from affiliates	178,705	19,702	(198,407)	—
Other current assets	8,393	15,137	—	23,530
Total current assets	387,949	224,270	(180,162)	432,057
Long-term marketable securities	1,001	—	—	1,001
Property and equipment, net	21,622	367,927	—	389,549
Long-term deferred income taxes, net	31,841	55,830	84,705	172,376
Goodwill	88,920	289,315	—	378,235
Purchased intangible assets, net	304	285,057	—	285,361
Investment in subsidiaries	552,905	—	(552,905)	—
Other long-term assets	11,888	9,984	—	21,872
Total assets	$1,096,430	$1,232,383	$(648,362)	$1,680,451
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$7,741	$8,282	$—	$16,023
Accrued payroll and related expenses	10,346	18,744	—	29,090
Other accrued liabilities	21,262	105,579	—	126,841
Deferred revenue	16,249	45,191	—	61,440
Due to affiliates	12,684	185,723	(198,407)	—
Current portion of debt and capital lease obligations	20	1,635	—	1,655
Total current liabilities	68,302	365,154	(198,407)	235,049
Long-term debt and capital lease obligations	290,221	363,544	—	653,765
Other long-term liabilities	7,288	31,205	—	38,493
Total liabilities	365,811	759,903	(198,407)	927,307
Stockholders’ equity:
Common stock	1,962	—	—	1,962
Additional paid-in capital	2,071,297	715,686	(715,685)	2,071,298
Accumulated deficit	(636,192)	(243,206)	265,730	(613,668)
Treasury stock, at cost	(706,434)	—	—	(706,434)
Accumulated other comprehensive loss	(14)	—	—	(14)
Total stockholders’ equity	730,619	472,480	(449,955)	753,144
Total liabilities and stockholders’ equity	$1,096,430	$1,232,383	$(648,362)	$1,680,451
Condensed Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$339,369	$1,017,180	$(7,572)	$1,348,977
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	110,674	538,519	(7,572)	641,621
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	96,544	341,259	—	437,803
Depreciation and amortization	7,818	175,486	—	183,304
Restructuring, acquisition and integration-related costs	9,391	8,853	—	18,244
Total operating costs and expenses	224,427	1,064,117	(7,572)	1,280,972
Income (loss) from operations	114,942	(46,937)	—	68,005
Interest expense and other, net	(27,506)	(35,910)	—	(63,416)
Equity in losses of subsidiaries	(70,518)	—	70,518	—
Income (loss) before income taxes	16,918	(82,847)	70,518	4,589
Income tax (provision) benefit	(26,098)	12,329	16,700	2,931
Net income (loss)	$(9,180)	$(70,518)	$87,218	$7,520

Comprehensive income (loss)	$(9,154)	$(70,518)	$87,218	$7,546

Condensed Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$402,229	$914,581	$(2,706)	$1,314,104
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	123,306	469,886	(2,706)	590,486
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	104,367	301,991	—	406,358
Depreciation and amortization	9,767	150,316	—	160,083
Restructuring, acquisition and integration-related costs	10,309	21,759	—	32,068
Total operating costs and expenses	247,749	943,952	(2,706)	1,188,995
Income (loss) from operations	154,480	(29,371)	—	125,109
Interest expense and other, net	(32,922)	(37,718)	—	(70,640)
Equity in losses of subsidiaries	(58,005)	—	58,005	—
Income (loss) before income taxes	63,553	(67,089)	58,005	54,469
Income tax (provision) benefit	(47,359)	9,084	18,373	(19,902)
Net income (loss)	$16,194	$(58,005)	$76,378	$34,567

Comprehensive income (loss)	$15,939	$(58,005)	$76,378	$34,312

Condensed Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$494,450	$128,113	$(351)	$622,212
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	151,404	83,580	(351)	234,633
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	130,288	48,129	—	178,417
Depreciation and amortization	11,319	12,071	—	23,390
Restructuring, acquisition and integration-related costs	15,603	6,765	—	22,368
Impairment of intangible assets	—	1,711	—	1,711
Total operating costs and expenses	308,614	152,256	(351)	460,519
Income (loss) from operations	185,836	(24,143)	—	161,693
Interest expense and other, net	(17,299)	(6,110)	—	(23,409)
Equity in losses of subsidiaries	(23,167)	—	23,167	—
Income (loss) before income taxes	145,370	(30,253)	23,167	138,284
Income tax (provision) benefit	(68,041)	7,086	4,151	(56,804)
Net income (loss)	$77,329	$(23,167)	$27,318	$81,480

Comprehensive income (loss)	$77,076	$(23,167)	$27,318	$81,227
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$28,265	$162,790	$—	$191,055
Cash flows from investing activities:
Purchases of property and equipment	(9,369)	(137,991)	—	(147,360)
Purchases of investments in marketable securities	(73,060)	—	—	(73,060)
Sales and maturities of investments in marketable securities	55,816	—	—	55,816
Payment for investment in subsidiary stock	(33,475)	—	33,475	—
Change in restricted cash	—	768	—	768
Net cash used in investing activities	(60,088)	(137,223)	33,475	(163,836)
Cash flows from financing activities:
Principal payments under capital lease obligations	(49)	(35,238)	—	(35,287)
Repurchases of common stock	(25,415)	—	—	(25,415)
Payment of dividends	(21,128)	—	—	(21,128)
Proceeds from exercises of stock options	338	—	—	338
Proceeds from parent	—	33,475	(33,475)	—
Other	26	85	—	111
Net cash used in financing activities	(46,228)	(1,678)	(33,475)	(81,381)
Net (decrease) increase in cash and cash equivalents	(78,051)	23,889	—	(54,162)
Cash and cash equivalents, beginning of year	148,363	63,420	—	211,783
Cash and cash equivalents, end of year	$70,312	$87,309	$—	$157,621
s
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$129,515	$16,719	$—	$146,234
Cash flows from investing activities:
Purchase of businesses, net of cash acquired	(20,236)	(22,859)	—	(43,095)
Purchases of property and equipment	(9,341)	(92,626)	—	(101,967)
Purchases of marketable securities	(29,621)	—	—	(29,621)
Sales and maturities of investments in marketable securities	319,729	—	—	319,729
Payment for investment in subsidiary stock	(30,000)	—	30,000	—
Change in restricted cash	—	489	—	489
Other	(600)	(3,341)	—	(3,941)
Net cash provided by (used in) investing activities	229,931	(118,337)	30,000	141,594
Cash flows from financing activities:
Proceeds from issuance of debt, net of issues costs	278,256	—	—	278,256
Repayment of debt and capital lease obligations	(257,063)	(271,487)	—	(528,550)
Repurchases of common stock	(46,989)	—	—	(46,989)
Payment of dividends	(22,913)	—	—	(22,913)
Proceeds from exercises of stock options	619	—	—	619
Proceeds from parent	—	30,000	(30,000)	—
Change in due to/from affiliates, net	(360,608)	360,608	—	—
Other	—	580	—	580
Net cash (used in) provided by financing activities	(408,698)	119,701	(30,000)	(318,997)
Net (decrease) increase in cash and cash equivalents	(49,252)	18,083	—	(31,169)
Cash and cash equivalents, beginning of year	197,615	45,337	—	242,952
Cash and cash equivalents, end of year	$148,363	$63,420	$—	$211,783

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$167,691	$(13,242)	$—	$154,449
Cash flows from investing activities:
Purchase of business, net of cash acquired	(251,489)	59,237	—	(192,252)
Purchases of property and equipment	(6,447)	(17,578)	—	(24,025)
Purchases of investments in marketable securities	(362,127)	—	—	(362,127)
Sales and maturities of investments in marketable securities	132,592	—	—	132,592
Payments to settle precombination stock awards	—	(9,062)	—	(9,062)
Proceeds received from investments in other companies	1,618	—	—	1,618
Payment for investment in subsidiary stock	(10,000)	—	10,000	—
Change in restricted cash	—	(937)	—	(937)
Net cash (used in) provided by investing activities	(495,853)	31,660	10,000	(454,193)
Cash flows from financing activities:
Principal payments under capital lease obligations	(35)	—	—	(35)
Repurchases of common stock	(851)	—	—	(851)
Payment of dividends	(67,474)	—	—	(67,474)
Proceeds from exercises of stock options	2,829	—	—	2,829
Proceeds from issuance of stock subscription	—	10,000	(10,000)	—
Change in due to/from affiliates, net	(15,676)	15,676	—	—
Other financing activities	(2,768)	—	—	(2,768)
Net cash (used in) provided by financing activities	(83,975)	25,676	(10,000)	(68,299)
Net (decrease) increase in cash and cash equivalents	(412,137)	44,094	—	(368,043)
Cash and cash equivalents, beginning of year	609,752	1,243	—	610,995
Cash and cash equivalents, end of year	$197,615	$45,337	$—	$242,952